UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2018		46,302	12,843,414
Balance, value at Dec. 31, 2018	$ 521,680	$ 0	$ 1	$ 686,671	$ (434,739)	$ 251,933	$ 269,747
Net loss	(3,616)				(5,304)	(5,304)	1,688
Tender Offer - Redemption of preferred stock (Note 10), shares		(10,930)
Tender Offer - Redemption of preferred stock (Note 10), value	(9,932)			(26,297)	16,365	(9,932)
Stock-based compensation expenses (Note 10), shares			151,515
Stock-based compensation expenses (Note 10), value	731			731		731
Issuance of capital surplus, shares			(1,123)
Issuance of capital surplus, value	(3)			(3)		(3)
Balance (unaudited), shares at Mar. 31, 2019		35,372	12,993,806
Balance (unaudited), value at Mar. 31, 2019	508,860	$ 0	$ 1	661,102	(423,678)	237,425	271,435
Balance, shares at Dec. 31, 2018		46,302	12,843,414
Balance, value at Dec. 31, 2018	521,680	$ 0	$ 1	686,671	(434,739)	251,933	269,747
Conversion of convertible preferred stock to common stock (Note 10), shares issued			352,770
Balance (unaudited), shares at Dec. 31, 2019		23,242	13,360,356
Balance (unaudited), value at Dec. 31, 2019	159,025	$ 0	$ 1	641,765	(597,916)	43,850	115,175
Balance, shares at Mar. 31, 2019		35,372	12,993,806
Balance, value at Mar. 31, 2019	508,860	$ 0	$ 1	661,102	(423,678)	237,425	271,435
Net loss	(35,867)				(36,431)	(36,431)	564
Tender Offer - Redemption of preferred stock (Note 10), shares		(8,841)
Tender Offer - Redemption of preferred stock (Note 10), value	(8,703)			(21,271)	12,568	(8,703)
Conversion of convertible preferred stock to common stock (Note 10), shares converted		(1,309)
Conversion of convertible preferred stock to common stock (Note 10), shares issued			140,059
Stock-based compensation expenses (Note 10), value	742			742		742
Cancellation of shares (Note 10), shares			(59)
Balance (unaudited), shares at Jun. 30, 2019		25,222	13,133,806
Balance (unaudited), value at Jun. 30, 2019	465,032	$ 0	$ 1	640,573	(447,541)	193,033	271,999
Balance, shares at Dec. 31, 2019		23,242	13,360,356
Balance, value at Dec. 31, 2019	159,025	$ 0	$ 1	641,765	(597,916)	43,850	115,175
Net loss	(50,726)				(53,275)	(53,275)	2,549
Conversion of convertible preferred stock to common stock (Note 10), shares converted		(210)
Conversion of convertible preferred stock to common stock (Note 10), shares issued			22,712
Stock-based compensation expenses (Note 10), shares			84,336
Stock-based compensation expenses (Note 10), value	333			333		333
Other adjustments in Retained Earnings	6,285				6,285	6,285
Dividends paid to Noncontrolling Shareholders	(9,948)						(9,948)
Balance (unaudited), shares at Mar. 31, 2020		23,032	13,467,404
Balance (unaudited), value at Mar. 31, 2020	104,969	$ 0	$ 1	642,098	(644,906)	(2,807)	107,776
Balance, shares at Dec. 31, 2019		23,242	13,360,356
Balance, value at Dec. 31, 2019	159,025	$ 0	$ 1	641,765	(597,916)	43,850	115,175
Conversion of convertible preferred stock to common stock (Note 10), shares issued			22,712
Balance (unaudited), shares at Jun. 30, 2020		23,032	13,466,174
Balance (unaudited), value at Jun. 30, 2020	74,353	$ 0	$ 1	642,419	(680,177)	(37,757)	112,110
Balance, shares at Mar. 31, 2020		23,032	13,467,404
Balance, value at Mar. 31, 2020	104,969	$ 0	$ 1	642,098	(644,906)	(2,807)	107,776
Net loss	(30,937)				(35,271)	(35,271)	4,334
Stock-based compensation expenses (Note 10), value	321			321		321
Cancellation of shares (Note 10), shares			(1,230)
Balance (unaudited), shares at Jun. 30, 2020		23,032	13,466,174
Balance (unaudited), value at Jun. 30, 2020	$ 74,353	$ 0	$ 1	$ 642,419	$ (680,177)	$ (37,757)	$ 112,110